Other assets (Tables)	6 Months Ended
Dec. 31, 2024
Other assets
Schedule of other assets and other non-current assets

Details of other assets consist of the following:

(in € thousands)	June 30, 2024	December 31, 2024
Right of return assets	13,205	9,658
Current VAT receivables	—	968
Prepaid expenses	4,233	3,361
Receivables against payment service providers	1,086	1,123
Advanced payments	2,582	1,984
Deposits	152	31
DDP duty drawbacks (1)	14,352	8,463
Other current assets (2)	9,696	8,396
	45,306	33,983
(1)	The position is related to DDP duty drawbacks for international customs.
(2)	Other current assets consist mostly of creditors with debit balances.

(in € thousands)	June 30, 2024	December 31, 2024
Other non-current receivables	29	1
Non-current deposits	1,431	1,593
Non-current prepaid expenses (1)	6,112	6,136
	7,572	7,730
(1)

This amount relates mostly to prepayments made to Climate Partner, an organization that invests in certain Gold Standard Projects, to offset our carbon emissions and reduce our overall carbon footprint.